Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities
Net loss and comprehensive loss	$ (2,667,423)	$ (8,249,302)	$ (24,621,514)	$ (34,969,085)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,104,515	835,548	1,900,819	1,944,104
Share based compensation	1,083,885	742,797	1,301,213	1,245,406
Disposal of equipment			202,493
Change in deferred taxes			(128,395)	(8,764,120)
Loss on impairment of goodwill and intangible assets			2,414,485	30,026,458
Lease cost, net of repayment	37,749	43,738	34,387
Amortization and extinguishment of debt discounts	498,912	5,834,114	6,750,863	3,214,923
Loss (gain) on crypto assets	(40,337)
Change in fair value of derivative liability	(4,105,121)	(259,391)	6,113,485	(399,066)
Loss on extinguishment of convertible debentures		2,935,028	2,935,028
Change in fair value of contingent consideration			(855,000)
Amortization of finance liability discounts				105,483
Loss on disposal of asset				1,211,330
Forgiveness of notes payable				(268,058)
Unrealized gain on crypto asset			(20,376)
Loss on impairment of prepaid assets and notes receivable			246,899
Changes in operating assets and liabilities
Accounts receivable, net	176,772	(1,178,201)	135,516	654,351
Prepaid expenses and deposits	(514,145)	(306,949)	232,925	408,461
Deferred costs and other current assets			(507,186)	155,405
Inventory	(173,981)	(434,153)	(934,056)	(70,104)
Other assets	19,502		(76,385)	364,739
Accounts payable and other accrued liabilities	885,135	(1,606,000)	(363,768)	1,399,585
Holdback liability				86,065
Related party payables	492,523	43,538	767,508	(62,352)
Tax payable	1,168,626	1,761,309	3,421,953	3,904,298
Net cash provided by (used in) operating activities	(2,033,388)	162,076	(1,049,106)	187,823
Cash Flows from Investing Activities
Equipment purchase	(487,880)	(3,263,968)	(5,919,341)	(7,609,567)
Investment in intangible assets	(300,000)		(346,777)
Cash acquired from acquisition				326,221
Proceeds from sale of crypto currency	403,622
Net cash used in investing activities	(384,258)	(3,263,968)	(6,266,118)	(7,283,346)
Cash Flows from Financing Activities
Issuance of common shares		429,133	2,277,759	100,000
Financing arrangements			241,898
Proceeds from issuance of related party note payable	749,630		249,900
Proceeds from issuance of notes payable			1,325,574	12,002,440
Repayment of notes	(165,729)	(52,889)	(469,829)	(34,305)
Cash repayments to related party note payable	(10,000)
Loan advances to a third party		(541,781)
Dividends paid				(1,210,271)
Repayment on finance liabilities				(478,553)
Net cash provided by financing activities	573,901	(165,537)	3,625,302	10,379,311
Net increase (decrease) in Cash	(1,843,745)	(3,267,429)	(3,689,922)	3,283,788
Effect of foreign exchange translation	(343)	(151,794)	7,314	(174,961)
Cash, beginning of period	2,731,979	6,414,587	6,414,587	3,305,760
Cash, end of period	887,891	2,995,364	2,731,979	6,414,587
Supplemental disclosure of cash flow information
Cash paid for interest	43,204	20,900	168,038	56,196
Cash paid for income tax
Other non-cash investing and financing activities
Financed equipment	433,112
Shares issued for earnout consideration	935,618
Non-cash note repayment	50,423
Reclass of accrued interest	67,500
Related party note issued in exchange for crypto currency	405,650
Related party note additions	245,050
Resale of note payable to related party		472,000	472,000
Conversion of convertible debentures and notes payable		$ 7,083,852
Conversion of convertible debentures and derivatives			7,083,853	404,756
Recognition of derivative liability for warrants issued			1,230,226
Acquisition of remaining interest in Aya Biosciences			3,649,489
Assumption of lease liability in exchange for right of use asset			268,129
Stock payable			1,900,000
Lease modification				730,623
Acquired licenses held for sale			1,445,483
Discount recognized on note payable				3,809,659
Shares issued for Acquisition of The Leaf at 73740, LLC				$ 4,049,000